STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)											1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 12, 2020	Feb. 25, 2020	Feb. 18, 2020	Jan. 03, 2020	Nov. 08, 2019	Oct. 24, 2019	Oct. 08, 2019	Aug. 22, 2019	Aug. 20, 2019	May 30, 2019	Jul. 18, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2010
Class of Stock [Line Items]
Preferred stock, shares issued
Preferred stock, shares authorized												50,000,000		50,000,000	50,000,000
Common stock, shares authorized												300,000,000		300,000,000	300,000,000
Common stock, shares issued												100,649,873		97,450,673	86,475,673
Common stock, shares outstanding												100,649,873		97,450,673	86,475,673
Warrants as part of a convertible note agreement												272,000		272,000
Fair market value of warrant	$ 66,364
Value of shares issued															$ 20,000
Pharmalectin Partners, LLC [Member]
Class of Stock [Line Items]
Number of shares issued												1,350,000	0	2,600,000
Value of shares issued												$ 450,000	$ 0	$ 950,000
2010 Stock Plan [Member]
Class of Stock [Line Items]
Conversion of accrued interest												$ 767,808	$ 150,497	$ 228,407
Shares issued for conversion of accrued interest, shares												3,199,200	656,000	9,875,000
Share price (in dollars per share)														$ 0.01
Awarded options														192,000	341,000
Fair market value of warrant														$ 18,460	$ 257,143
Shares issued for services															1,127,000	11,002,000
Shares issued for services, value															$ 864,551	$ 1,075,358
Warrant [Member]
Class of Stock [Line Items]
Warrants exercisable, weighted average remaining contractual term												3 years 7 months 24 days		3 years 10 months 24 days
Aggregate intrinsic value for fully vested, exercisable warrants												$ 0		$ 0	$ 0
Warrant												0	408,333	405,334
Warrant value														$ 145,438
Warrants converted cashless exercise														750,000
compensation expense option share														(750,000)
Warrant [Member] | Convertible Note Agreements [Member]
Class of Stock [Line Items]
Warrant													408,333		408,333
Warrant value													$ 129,929		$ 129,929
Auctus Note 1 [Member]
Class of Stock [Line Items]
Conversion of accrued interest							$ 10,000	$ 5,000		$ 5,000	$ 5,000
Shares issued for conversion of accrued interest, shares						208,333	50,000	25,000		25,000	25,000
Share price (in dollars per share)							$ 0.20	$ 0.20		$ 0.20	$ 0.20
S-1 [Member]
Class of Stock [Line Items]
Conversion of accrued interest									$ 20,000
Shares issued for conversion of accrued interest, shares									20,000
Share price (in dollars per share)									$ 1
Auctus Note 2 [Member]
Class of Stock [Line Items]
Conversion of accrued interest			$ 22,132	$ 12,000	$ 12,000
Shares issued for conversion of accrued interest, shares		208,333	250,000	100,000	100,000							72,000		72,000
Share price (in dollars per share)					$ 0.12
Auctus Note 1 and 2 [Member]
Class of Stock [Line Items]
Shares issued for conversion of accrued interest, shares	750,000
Warrants as part of a convertible note agreement	416,666